Significant Accounting Policies (Tables)	12 Months Ended
Jul. 31, 2017
Significant Accounting Policies
Disclosure of Information About Company Held an Ownership Interest in Subsidiaries

At July 31, 2017 and July 31, 2016, the Company held an ownership interest in the following subsidiaries:

Name of Subsidiary	Place of Incorporation	Ownership Interest	Principal Activity
QZMG Resources Ltd.	Nevada	100%	Holding company
Wavecrest Resources Inc.	Delaware	100%	Holding company